SCHEDULE OF SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Short term loans	$ 9		$ 111	₪ 715
Current portion of long-term loans	9		111
Short term loans and current portion of long-term loans	$ 9		$ 826
Short-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.20%	3.20%
Short-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.50%	7.50%